Borrowed Funds and Subordinated Debentures (Tables)	12 Months Ended
Dec. 31, 2012
Borrowed Funds and Subordinated Debentures [Abstract]
Schedule of Debt [Table Text Block]

The following table presents the period-end and average balances of borrowed funds and subordinated debentures for the past three years with resultant rates:

	2012		2011		2010
(In thousands)	Amount	Rate	Amount	Rate	Amount	Rate
FHLB borrowings and repurchase agreements:
At December 31,	$60,000	3.94%	$60,000	3.94%	$60,000	3.94%
Year-to-date average	60,008	3.94	60,000	3.94	69,671	4.08
Maximum outstanding	61,000		60,000		70,000
Repurchase agreements:
At December 31,	$15,000	3.67%	$15,000	3.67%	$15,000	3.67%
Year-to-date average	15,000	3.67	15,000	3.67	15,000	3.65
Maximum outstanding	15,000		15,000		15,000
Subordinated debentures:
At December 31,	$15,465	1.89%	$15,465	3.11%	$15,465	5.49%
Year-to-date average	15,465	2.19	15,465	4.83	15,465	5.50
Maximum outstanding	15,465		15,465		15,465

Schedule of Maturities of Term Debt [Table Text Block]

The following table presents the expected maturities of borrowed funds and subordinated debentures over the next five years:

(In thousands)	2013	2014	2015	2016	2017	Thereafter	Total
FHLB borrowings and repurchase agreements	$-	$-	$10,000	$20,000	$30,000	$-	$60,000
Other repurchase agreements	-	-	-	-	-	15,000	15,000
Subordinated debentures	-	-	-	-	-	15,465	15,465
Total borrowings	$-	$-	$10,000	$20,000	$30,000	$30,465	$90,465